Revised Financial Statements - Schedule of Condensed Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss	$ (4,001,515)	$ (1,248,874)	$ (628,590)	$ (15,137,515)	$ (1,877,464)	$ (5,496,958)	$ (8,984,880)	$ (6,098,951)
Change in fair value of earnout liability	$ (210,000)	$ (310,000)	(2,610,000)	$ (160,000)	(2,920,000)	(2,970,000)	$ (3,230,000)	$ 0
Previously Reported
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss			(4,298,590)		(5,547,464)	(9,166,958)
Change in fair value of earnout liability			1,060,000		750,000	700,000
Adjustments
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss			3,670,000		3,670,000	3,670,000
Change in fair value of earnout liability			$ (3,670,000)		$ (3,670,000)	$ (3,670,000)